Prepaid expenses - Detailed Information about Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments [Abstract]
Prepaid taxes	$ 12,242	$ 19,293
Prepaid commissions	3,858	3,186
Prepaid insurance	400	462
Prepaid to supplier	44,143	28,222
Total prepaid expenses	60,643	51,163
Current	55,209	42,926
Non-current	$ 5,434	$ 8,237